Document and Entity Information	Sep. 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 11, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43037
Entity Registrant Name	ATAIBECKLEY INC.
Entity Central Index Key	0002081043
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	41-3357923
Entity Address, Address Line One	c/o atai Life Sciences US, Inc.
Entity Address, Address Line Two	c/o Industrious NYC, 250 West 34th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10119
City Area Code	332
Local Phone Number	282-0507
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	ATAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false